                                   SUPPLEMENT
                            DATED SEPTEMBER 2, 2005
            TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR
        HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
                          CLASS IA AND CLASS IB SHARES
                               DATED MAY 1, 2005

The SAI is revised as follows:

1. MANAGEMENT FEE WAIVERS AND ADDITIONAL BREAKPOINTS FOR CERTAIN FUNDS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT COMPANY

     At the most recent Board of Directors meeting held on August 2-3, 2005, HL Investment Advisors, LLC (HL Advisors), voluntarily agreed to waive a portion of its management fees with respect to certain funds as well as to reduce the management fee for Hartford Advisers HLS Fund. As of November 1, 2005, breakpoints have been added to the management fee schedules for INDEX HLS FUND, MONEY MARKET HLS FUND, MORTGAGE SECURITIES HLS FUND, TOTAL RETURN BOND HLS FUND, HIGH YIELD HLS FUND AND U.S. GOVERNMENT SECURITIES HLS FUND. Accordingly, effective November 1, 2005, the fee schedules for each of the funds listed on pages 37 and 38 of the SAI, under the sub-heading "Investment Management Fees", are deleted and replaced with the following:

INDEX HLS FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $2 Billion                                                 0.400%
Next $3 Billion                                                  0.300%
Next $5 Billion                                                  0.280%
Amount over $10 Billion                                          0.270%

MONEY MARKET HLS FUND AND MORTGAGE SECURITIES HLS FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $2 Billion                                                 0.450%
Next $3 Billion                                                  0.400%
Next $5 Billion                                                  0.380%
Amount over $10 Billion                                          0.370%

STOCK HLS FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $250,000,000                                               0.525%
Next $250,000,000                                                0.500%
Next $500,000,000                                                0.475%
Amount over $1 Billion                                           0.450%

TOTAL RETURN BOND HLS FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $250,000,000                                               0.525%
Next $250,000,000                                                0.500%
Next $500,000,000                                                0.475%
Next $4 Billion                                                  0.450%
Next $5 Billion                                                  0.430%
Amount over $10 Billion                                          0.420%

ADVISERS HLS FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $250,000,000                                               0.680%
Next $250,000,000                                                0.655%
Next $500,000,000                                                0.645%
Amount over $1 Billion                                           0.595%

CAPITAL APPRECIATION HLS FUND, DISCIPLINED EQUITY HLS FUND, DIVIDEND AND GROWTH HLS FUND, GLOBAL ADVISERS HLS FUND, GLOBAL LEADERS HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, MIDCAP HLS FUND AND SMALL COMPANY HLS FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $250,000,000                                               0.775%
Next $250,000,000                                                0.725%
Next $500,000,000                                                0.675%
Amount over $1 Billion                                           0.625%

EQUITY INCOME HLS FUND, GROWTH HLS FUND, MIDCAP VALUE HLS FUND AND VALUE HLS
FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $250,000,000                                               0.825%
Next $250,000,000                                                0.775%
Next $500,000,000                                                0.725%
Amount over $1 Billion                                           0.675%

HIGH YIELD HLS FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $250,000,000                                               0.775%
Next $250,000,000                                                0.725%
Next $500,000,000                                                0.675%
Next $4 Billion                                                  0.625%
Next $5 Billion                                                  0.605%
Amount over $10 Billion                                          0.595%

FOCUS HLS FUND, GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND, GLOBAL TECHNOLOGY HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND AND INTERNATIONAL SMALL COMPANY HLS FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $250,000,000                                               0.850%
Next $250,000,000                                                0.800%
Amount over $500 Million                                         0.750%

U.S. GOVERNMENT SECURITIES HLS FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $50,000,000                                                0.500%
Next $4.95 Billion                                               0.450%
Next $5 Billion                                                  0.430%
Amount over $10 Billion                                          0.420%

GROWTH OPPORTUNITIES HLS FUND, SMALLCAP GROWTH HLS FUND AND VALUE OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $100,000,000                                               0.700%
Amount over $100 Million                                         0.600%

--------------------------------------------------------------------------------

2.  FUND ACCOUNTING FEE REDUCTION

     Effective January 1, 2006, Hartford Life has agreed to reduce its fee for fund accounting services paid by the Funds to 0.015%. Accordingly, under the heading "HLS Fund Administration" the first paragraph on page 66 of the SAI is deleted and replaced with the following:

          With respect to the Hartford HLS Funds, Hartford Life provides such fund accounting services pursuant to a fund accounting agreement by and between Hartford Series Fund, Inc. on behalf of the Hartford HLS funds, and Hartford Life dated January 3, 2000, as amended July 23, 2001. In consideration of services rendered and expenses assumed pursuant to this agreement, each Hartford HLS Fund pays Hartford Life a fee calculated at the annual rate of 0.015% of the aggregate net assets of each Hartford HLS Funds.

--------------------------------------------------------------------------------

      THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.

                                        3